Concentration Risk (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Concentration Risk [Line Items]
Average Amount of Vault Cash	$ 3,700.0		$ 3,000.0
ATM Purchase [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		45.00%	61.60%
U.S. | Vault Cash [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Average Amount of Vault Cash		$ 2.1
Minimum | Vault Cash [Member] | Lender Concentration Risk [Member]
Concentration Risk [Line Items]
Typical contract termination notification period		180 days
Notice period to modify the pricing terms		60 days
Maximum | Vault Cash [Member] | Lender Concentration Risk [Member]
Concentration Risk [Line Items]
Typical contract termination notification period		360 days
Notice period to modify the pricing terms		180 days
Top Five Merchants [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		37.00%	31.40%
Second Through Fifth Largest Customers [Member] | Unaudited Pro Forma Revenues [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		19.00%
Seven Eleven [Member] | Unaudited Pro Forma Revenues [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		18.00%	17.50%
Seven Eleven [Member] | Maximum | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Contract extension period		6 months
Elan Financial Services [Member] | U.S. | Vault Cash [Member] | Lender Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		38.30%
Bank Of America [Member] | U.S. | Vault Cash [Member] | Lender Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		19.10%
Wells Fargo [Member] | U.S. | Vault Cash [Member] | Lender Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		28.60%